Property, plant and equipment (Details 1) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Property, plant, and equipment, beginning	R$ 291,157	R$ 268,251	R$ 314,393
Additions	73,668	50,281	42,407
Transfers	2,049	(2,782)	(57,457)
Write-offs and disposals	(1,056)	(576)	(277)
Depreciation	(26,879)	(24,017)	(30,815)
Property, plant, and equipment, ending	338,939	291,157	268,251
Land [member]
IfrsStatementLineItems [Line Items]
Property, plant, and equipment, beginning	94,213	94,213	92,962
Additions
Transfers	15		1,251
Write-offs and disposals
Depreciation
Property, plant, and equipment, ending	94,228	94,213	94,213
Buildings [member]
IfrsStatementLineItems [Line Items]
Property, plant, and equipment, beginning	45,498	45,347	41,705
Additions	4,657	3,181	5,430
Transfers	(976)	(1,965)	(713)
Write-offs and disposals	(45)	(5)
Depreciation	(1,166)	(1,060)	(1,075)
Property, plant, and equipment, ending	47,968	45,498	45,347
Office equipment [member]
IfrsStatementLineItems [Line Items]
Property, plant, and equipment, beginning	115,154	101,016	152,273
Additions	27,849	38,807	26,055
Transfers	1,988	(3,398)	(49,188)
Write-offs and disposals	(781)	(365)	(174)
Depreciation	(23,345)	(20,906)	(27,950)
Property, plant, and equipment, ending	120,865	115,154	101,016
Transport Equipments [Member]
IfrsStatementLineItems [Line Items]
Property, plant, and equipment, beginning	2,472	2,969	1,984
Additions	175	97	298
Transfers	658	69	1,351
Write-offs and disposals	(3)
Depreciation	(807)	(663)	(664)
Property, plant, and equipment, ending	2,495	2,472	2,969
Fixtures and fittings [member]
IfrsStatementLineItems [Line Items]
Property, plant, and equipment, beginning	22,079	17,419	18,219
Additions	2,646	4,477	4,087
Transfers	394	1,647	(3,712)
Write-offs and disposals	(149)	(206)	(103)
Depreciation	(1,474)	(1,258)	(1,072)
Property, plant, and equipment, ending	23,496	22,079	17,419
Other property, plant and equipment [member]
IfrsStatementLineItems [Line Items]
Property, plant, and equipment, beginning	11,741	7,287	7,250
Additions	38,341	3,719	6,537
Transfers	(30)	865	(6,446)
Write-offs and disposals	(78)
Depreciation	(87)	(130)	(54)
Property, plant, and equipment, ending	R$ 49,887	R$ 11,741	R$ 7,287